PRIVATE PLACEMENT (Details) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants sold		8,000,000
Price of warrants		$ 1.50
Aggregate gross proceeds		$ 12,000,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants sold	8,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate gross proceeds		$ 600,000,000
Private Placement | Class A Common Stock | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares purchased for one warrant		1
Exercise price of warrant		$ 11.50